Natural Gas Producing Activities (Unaudited) - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / Dekatherm $ / bbl Bcfe	Dec. 31, 2020 Bcfe	Dec. 31, 2019 Bcfe
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Engineer experience (in years)	21 years
Percentage of total net natural gas, NGL and oil proved reserves reviewed	100.00%
Transfers (in Bcfe)	1,634	2,102	2,646
Period increase (decrease) (in Bcfe)	3,104	3,446	2,068
Production (in Bcfe)	1,858	1,498	1,508
Increased reserves (in Bcfe)	2,828	2,096
Inclusion in drilling plan (in Bcfe)	52	31	116
Removal of locations, economic and lack of development (in Bcfe)	62	155	4,508
Offsetting development (in Bcfe)		1,295
Sale of mineral in place (in Bcfe)		257
Discount rate to compute standard measure of future cash flow (as a percent)	10.00%
Discounted future net cash flows relating to proved oil and gas reserves, change in price of natural gas sensitivity (in usd per dth) | $ / Dekatherm	0.10
Discounted future net cash flows relating to proved oil and gas reserves, change in price of oil sensitivity (in usd per bbl) | $ / bbl	10
Discounted future net cash flows relating to proved oil and gas reserves, change in price of natural gas liquids (in usd per bbl) | $ / bbl	10
Change in discounted future cash flows for assumed natural gas price change | $	$ 1,125
Change in discounted future cash flows for assumed natural gas liquids price change | $	430
Change in discounted future cash flows for assumed oil price change | $	$ 76
Alta Acquisition and Reliance Asset Acquisition
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Purchase of minerals in place (in Bcfe)	4,187
Chevron Asset Acquisition
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Purchase of minerals in place (in Bcfe)		1,381
Ohio, Pennsylvania, and West Virginia Marcellus Acres
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Increased reserves (in Bcfe)	224	24	156
Ohio, Pennsylvania, and West Virginia Marcellus
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Increased reserves (in Bcfe)	31	265	1,796
Removal of locations, economic and lack of development (in Bcfe)	638	245
Ohio Utica
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Negative revisions form proved undeveloped locations (in Bcfe)	819	510
Removal of locations, economic and lack of development (in Bcfe)		384